Accounts and Other Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts and Other Receivables

NOTE 3—ACCOUNTS AND OTHER RECEIVABLES

As of March 31, 2020 and December 31, 2019, accounts and other receivables consisted of the following (in millions):

	March 31,	December 31,
	2020	2019
Trade receivable	$56	$44
Other accounts receivable	18	14
Total accounts and other receivables	$74	$58

NOTE 4—ACCOUNTS AND OTHER RECEIVABLES

As of December 31, 2019 and 2018, accounts and other receivables consisted of the following (in thousands):

	December 31,
	2019	2018
Trade receivable	$44,403	$51
Other accounts receivable	13,309	24,938
Total accounts and other receivables	$57,712	$24,989